Total Other-Than-Temporary Impairment with an Offset for the Amount of the Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Total other-than-temporary impairment losses	¥ 3,370	¥ 6,149	¥ 10,463	¥ 18,136
Portion of loss recognized in other comprehensive income (before taxes)	(134)	(115)	(598)	(206)
Net impairment losses recognized in earnings	¥ 3,236	¥ 6,034	¥ 9,865	¥ 17,930